COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
13.	COMMITMENTS AND CONTINGENCIES

Other Exploration Properties

The Company held an option to acquire a 100% interest in certain claim units located in the Kenora Mining Division, Ontario, referred to as the Tait Lake property, and had previously written the exploration asset down to $nil. In April 2015, the Company sold the Tait Lake option for a cash payment of $9.

The Company, through its wholly-owned subsidiary, Northeast Minerals, held exploration rights for the Jungle Well and Laverton projects in Australia (the “Exploration Rights”). On July 2, 2015, the Company entered into an agreement to sell its investment in Northeast Minerals to a third party. Assets of Northeast Minerals included the Explorations Rights, with a nil book value, and 3,750,000 shares of Victory Mines Limited (“Victory”), an Australian public entity. The book value of the Victory shares was written down to one dollar at June 30, 2015 to reflect the estimated market value. No other gain or loss was incurred related to the sale of Northeast Minerals.

NioCorp has the following land, office, facility and equipment lease commitments in place as of June 30, 2016:

		Payments due by period
	Total	Less than 1 year	1-3 years	4-5 years	After 5 years
Debt	$7,510	$1,214	$6,296	$-	$-
Operating leases	349	207	123	19	-
Total contractual obligations	$7,859	$1,421	$6,419	$19	$-